UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  September 30, 1999

   Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     John D. Brandenborg
   Title:    President
   Phone:    (612) 476-7200

   Signature, Place, and Date of Signing:


   /s/ John D. Brandenborg   Minnetonka, Minnesota   November 10, 1999
   -----------------------

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                            FORM 13F SUMMARY PAGE


   Report Summary:

   Number of Other Included Managers:                    2

   Form 13F Information Table Entry Total:              11

   Form 13F Information Table Value Total:          $8,309
                                               (thousands)


   Pursuant to Regulation 240.24b-2(b) of the Securities Exchange Act of 1934, please be advised that the Institutional Investment Manager filing this Report has omitted and filed separately with the Commission a portion of this Form 13F for which it has requested confidential treatment.


   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.       Form 13F File Number          Name

        1         28-7048                       EBF & Associates, L.P.

        2         Initial filing - not yet      Hunter Capital
                    assigned                      Management, L.L.C.
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                                             FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8
       -------------     -----------    ---------    ----------    -----------    ----------     --------     ------------
                                                                                                                 VOTING
                                                                                                               AUTHORITY
                          TITLE OF                     VALUE      SHRS/ SH/ PUT/  INVESTMENT       OTHER     (SOLE/SHARED/
       NAME OF ISSUER       CLASS         CUSIP       (x$1000)  PRN AMT PRN CALL  DISCRETION     MANAGERS         NONE)
       -------------     -----------    ---------    ---------- ----------------  ----------     --------     ------------

       ALGOMA STL INC        COM        01566M105       616         298800 SH       DEFINED          1        298800 SOLE

       ARCH             SDBCV144A6.7    039381AA6       735        2041000 PRN      DEFINED          1       2041000 SOLE
       COMMUNICATIONS
       GRO

       CENTURY               COM        156492100       299         319100 SH       DEFINED          1        319100 SOLE
       CASINOS INC

       JPS INDUSTRIES        COM        46624E405       206         73311 SH        DEFINED          1         73311 SOLE
       INC

       LTV CORP NEW          COM        501921100       956         180000 SH       DEFINED          1        180000 SOLE

       MBL INTL FIN      GTD NT EXCH    55262XAA2       298        250000 PRN       DEFINED          1        250000 SOLE
       BERMUDA TR

       MBL INTL FIN      GTD NT EXCH    55262XAA2       1726       1450000 PRN      DEFINED          2       1450000 SOLE
       BERMUDA TR

       NIAGARA MOHAWK        COM        653520106       698         45000 SH        DEFINED          1         45000 SOLE
       HOLDINGS INC

       READ-RITE CORP   SUB NT CV 6.5   755246AA3       830        2000000 PRN      DEFINED          1       2000000 SOLE

       REVLON INC           CL A        761525500       1518        72500 SH        DEFINED          1         72500 SOLE

       RITE AID CORP         COM        767754104       428         32000 SH        DEFINED          1         32000 SOLE


       COLUMN TOTALS         11 DATA RECORDS            8309          2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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